J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration High Yield Fund

(Class A, Class C, & Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated November 27, 2013

to the Prospectus dated February 27, 2013, as supplemented

Effective immediately, the “Shareholder Fees” table on page 1 of the JPMorgan Short Duration High Yield Fund (the “Fund”) prospectus is deleted in its entirety and replaced with the table below:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $500,000)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE